REAL ESTATE AND REAL ESTATE PARTNERSHIPS	12 Months Ended
Dec. 31, 2023
Real Estate [Abstract]
REAL ESTATE AND REAL ESTATE PARTNERSHIPS	REAL ESTATE AND REAL ESTATE PARTNERSHIPS
The carrying amounts of real estate investments, net of accumulated depreciation, and real estate partnerships by property-type are as follows:

AS OF DEC. 31 US$ MILLIONS, EXCEPT FOR PERCENTAGES	2023		2022
	Amount	Percentage	Amount	Percentage
Hotel	$476	12%	$77	7%
Industrial	434	11%	168	16%
Land	52	1%	48	5%
Office	1,866	47%	243	23%
Retail	235	6%	212	20%
Apartments	485	12%	254	25%
Student housing	85	2%	—	—%
Other	338	9%	34	4%
Total	$3,971	100%	$1,036	100%
As of December 31, 2023 and 2022, no real estate investments met the criteria as held-for-sale.